Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 61.5%
Financials - 61.5%
Apollo Investment Corp.	76,610	$725,497
Ares Capital Corp.	27,563	388,638
Bain Capital Specialty Finance, Inc.	29,833	300,418
Barings BDC, Inc.	110,252	839,018
BlackRock Capital Investment Corp.	79,351	201,552
BlackRock TCP Capital Corp.	59,464	584,531
Capital Southwest Corp.	39,253	522,457
Capitala Finance Corp.	89,019	194,952
Fidus Investment Corp.	24,394	211,252
FS KKR Capital Corp.	64,296	1,022,306
Garrison Capital, Inc.	85,183	281,104
Gladstone Capital Corp.	33,044	239,569
Gladstone Investment Corp.	30,395	279,938
Goldman Sachs BDC, Inc.	25,095	380,942
Golub Capital BDC, Inc.	37,565	444,394
Hercules Capital, Inc.	38,578	425,901
Horizon Technology Finance Corp.	21,484	251,793
Investcorp Credit Management BDC, Inc.	56,788	178,314
Main Street Capital Corp.	11,327	343,321
Medley Capital Corp.*	16,862	238,260
Monroe Capital Corp.	30,940	195,850
New Mountain Finance Corp.	64,192	577,086
Oaktree Specialty Lending Corp.	70,817	320,801
Oaktree Strategic Income Corp.	37,850	238,455
OFS Capital Corp.	48,683	207,876
Oxford Square Capital Corp.	89,365	247,541
PennantPark Floating Rate Capital Ltd.	63,179	523,754
PennantPark Investment Corp.	71,492	218,051
Portman Ridge Finance Corp.	187,978	197,377
Prospect Capital Corp.	114,486	573,575
Saratoga Investment Corp.	14,886	257,081
Sixth Street Specialty Lending, Inc.	21,536	366,973
Solar Capital Ltd.	22,965	371,344
Solar Senior Capital Ltd.	16,704	209,635
Stellus Capital Investment Corp.	31,148	241,086
TCG BDC, Inc.	87,625	713,268
THL Credit, Inc.*	75,181	271,403
TriplePoint Venture Growth BDC Corp.	65,101	708,950
WhiteHorse Finance, Inc.	25,173	243,675
Total Financials		14,737,938
Total Common Stocks
(Cost $23,746,956)		14,737,938
CLOSED END FUNDS - 34.5%
Barings Corporate Investors	22,679	297,095
BlackRock Debt Strategies Fund, Inc.	34,447	337,581
BlackRock Floating Rate Income Trust	24,835	275,668
BlackRock Limited Duration Income Trust	20,367	299,599
Blackstone / GSO Long-Short Credit Income Fund	41,046	507,328
Blackstone / GSO Senior Floating Rate Term Fund	29,823	395,155
Blackstone / GSO Strategic Credit Fund	42,370	494,882
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	38,656	318,912
Eaton Vance Floating-Rate Income Trust	26,654	308,653
Eaton Vance Senior Floating-Rate Trust	28,056	323,766
Eaton Vance Senior Income Trust	52,814	301,040
Security Description	Shares	Value
CLOSED END FUNDS (continued)
First Trust Senior Floating Rate 2022 Target Term Fund	24,030	$202,573
First Trust Senior Floating Rate Income Fund II	25,615	278,435
Invesco Dynamic Credit Opportunities Fund	43,020	384,599
Invesco Senior Income Trust	85,105	301,272
KKR Income Opportunities Fund	44,319	576,147
Nuveen Credit Strategies Income Fund	89,131	524,090
Nuveen Floating Rate Income Fund	46,709	375,073
Nuveen Floating Rate Income Opportunity Fund	46,709	372,271
Nuveen Senior Income Fund	78,636	375,880
Nuveen Short Duration Credit Opportunities Fund	33,928	394,752
Pioneer Floating Rate Trust	35,512	344,111
Voya Prime Rate Trust	64,608	282,337
Total Closed End Funds
(Cost $9,782,780)		8,271,219
TOTAL INVESTMENTS - 96.0%
(Cost $33,529,736)		23,009,157
Other Assets in Excess of Liabilities - 4.0%		959,898
Net Assets - 100.0%		$23,969,055

*	Non-income producing security.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$14,737,938	$—	$—	$14,737,938
Closed End Funds	8,271,219	—	—	8,271,219
Total	$23,009,157	$—	$—	$23,009,157